Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.7%
Communication Services — 2.6%
Entertainment — 1.1%
Live Nation Entertainment Inc.	136,000	$19,676,480 *
Interactive Media & Services — 1.5%
Pinterest Inc., Class A Shares	810,000	26,697,600 *

Total Communication Services		46,374,080
Consumer Discretionary — 9.0%
Diversified Consumer Services — 1.1%
Service Corp. International	246,000	19,217,520
Hotels, Restaurants & Leisure — 3.1%
DraftKings Inc., Class A Shares	575,000	24,121,250 *
Expedia Group Inc.	190,000	32,480,500 *
Total Hotels, Restaurants & Leisure		56,601,750
Household Durables — 1.2%
Mohawk Industries Inc.	185,000	22,625,500 *
Specialty Retail — 3.6%
Chewy Inc., Class A Shares	1,210,829	47,198,115 *
Ross Stores Inc.	123,000	18,518,880
Total Specialty Retail		65,716,995

Total Consumer Discretionary		164,161,765
Consumer Staples — 6.4%
Consumer Staples Distribution & Retail — 5.5%
Casey’s General Stores Inc.	118,000	49,768,860
Performance Food Group Co.	565,000	51,025,149 *
Total Consumer Staples Distribution & Retail		100,794,009
Personal Care Products — 0.9%
Coty Inc., Class A Shares	2,139,000	15,678,870 *

Total Consumer Staples		116,472,879
Energy — 6.6%
Energy Equipment & Services — 3.5%
Archrock Inc.	575,000	16,151,750
Baker Hughes Co.	725,000	33,480,500
Noble Corp. PLC	415,000	13,300,750
Total Energy Equipment & Services		62,933,000
Oil, Gas & Consumable Fuels — 3.1%
Diamondback Energy Inc.	75,000	12,327,000
EQT Corp.	875,000	44,730,000
Total Oil, Gas & Consumable Fuels		57,057,000

Total Energy		119,990,000
Financials — 15.8%
Banks — 2.9%
Fifth Third Bancorp	300,000	13,293,000
PNC Financial Services Group Inc.	69,000	13,865,550
US Bancorp	540,000	25,801,200
Total Banks		52,959,750
Capital Markets — 6.8%
Blue Owl Capital Inc.	1,300,000	33,813,000
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Coinbase Global Inc., Class A Shares	36,000	$10,487,880 *
Houlihan Lokey Inc.	150,000	27,258,000
KKR & Co. Inc.	123,000	20,549,610
Raymond James Financial Inc.	184,000	31,000,320
Total Capital Markets		123,108,810
Financial Services — 2.1%
Corpay Inc.	100,000	38,049,000 *
Insurance — 4.0%
Arch Capital Group Ltd.	330,000	30,713,100
Everest Group Ltd.	23,000	7,992,730
Hartford Financial Services Group Inc.	304,000	33,911,200
Total Insurance		72,617,030

Total Financials		286,734,590
Health Care — 10.1%
Biotechnology — 1.8%
Argenx SE, ADR	30,462	19,956,570 *
Ultragenyx Pharmaceutical Inc.	277,000	11,919,310 *
Total Biotechnology		31,875,880
Health Care Equipment & Supplies — 2.5%
IDEXX Laboratories Inc.	19,000	8,018,950 *
STERIS PLC	109,000	24,050,850
Teleflex Inc.	79,000	14,238,960
Total Health Care Equipment & Supplies		46,308,760
Health Care Providers & Services — 0.8%
Tenet Healthcare Corp.	100,000	14,089,000 *
Life Sciences Tools & Services — 5.0%
Avantor Inc.	1,818,000	40,505,040 *
Bio-Techne Corp.	260,000	19,123,000
ICON PLC	161,000	32,051,880 *
Total Life Sciences Tools & Services		91,679,920

Total Health Care		183,953,560
Industrials — 16.3%
Aerospace & Defense — 1.7%
CAE Inc.	1,347,000	31,789,200 *
Building Products — 1.6%
Resideo Technologies Inc.	1,310,000	29,501,200 *
Commercial Services & Supplies — 2.6%
Clean Harbors Inc.	200,000	46,600,000 *
Construction & Engineering — 4.7%
API Group Corp.	1,075,000	41,011,250 *
WillScot Holdings Corp.	1,205,000	44,657,300 *
Total Construction & Engineering		85,668,550
Electrical Equipment — 3.3%
Regal Rexnord Corp.	269,000	42,698,370
Vertiv Holdings Co., Class A Shares	141,000	16,499,820
Total Electrical Equipment		59,198,190
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2025 Quarterly Report

 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 0.9%
ATS Corp.	572,000	$15,471,373 *
Trading Companies & Distributors — 1.5%
Ferguson Enterprises Inc.	147,000	26,624,640

Total Industrials		294,853,153
Information Technology — 14.8%
Electronic Equipment, Instruments & Components — 4.3%
Keysight Technologies Inc.	171,000	30,497,850 *
Teledyne Technologies Inc.	92,000	47,042,360 *
Total Electronic Equipment, Instruments & Components		77,540,210
Semiconductors & Semiconductor Equipment — 2.4%
Entegris Inc.	123,000	12,489,420
Marvell Technology Inc.	271,000	30,585,060
Total Semiconductors & Semiconductor Equipment		43,074,480
Software — 8.1%
AppLovin Corp., Class A Shares	116,000	42,872,440 *
Bentley Systems Inc., Class B Shares	250,000	11,637,500
Dynatrace Inc.	600,000	34,650,000 *
PTC Inc.	145,000	28,054,600 *
Rubrik Inc., Class A Shares	421,000	30,846,670 *
Total Software		148,061,210

Total Information Technology		268,675,900
Materials — 5.9%
Chemicals — 3.0%
Ashland Inc.	350,000	22,221,500
Eastman Chemical Co.	315,000	31,389,750
Total Chemicals		53,611,250
Containers & Packaging — 2.9%
Crown Holdings Inc.	305,000	26,797,300
International Paper Co.	480,000	26,702,400
Total Containers & Packaging		53,499,700

Total Materials		107,110,950
Real Estate — 5.2%
Health Care REITs — 1.8%
Alexandria Real Estate Equities Inc.	328,000	31,930,800
Real Estate Management & Development — 1.2%
CoStar Group Inc.	294,000	22,520,400 *
Retail REITs — 1.2%
NNN REIT Inc.	543,000	21,388,770
Specialized REITs — 1.0%
SBA Communications Corp.	90,000	17,780,400

Total Real Estate		93,620,370
Utilities — 5.0%
Electric Utilities — 2.3%
PPL Corp.	1,230,000	41,328,000
Independent Power and Renewable Electricity Producers — 1.2%
Vistra Corp.	132,000	22,179,960
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — 1.5%
DTE Energy Co.		220,000	$26,373,600

Total Utilities			89,881,560
Total Investments before Short-Term Investments (Cost — $1,178,607,532)			1,771,828,807
	Rate
Short-Term Investments — 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	22,190,267	22,190,267 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%	22,190,267	22,190,267 (a)(b)

Total Short-Term Investments (Cost — $44,380,534)			44,380,534
Total Investments — 100.1% (Cost — $1,222,988,066)			1,816,209,341
Liabilities in Excess of Other Assets — (0.1)%			(2,266,372)
Total Net Assets — 100.0%			$1,813,942,969

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $22,190,267 and the cost was $22,190,267 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,771,828,807	—	—	$1,771,828,807
Short-Term Investments†	44,380,534	—	—	44,380,534
Total Investments	$1,816,209,341	—	—	$1,816,209,341

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$11,171,852	$42,280,628	42,280,628	$31,262,213	31,262,213

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$183,526	—	$22,190,267

ClearBridge Mid Cap Fund 2025 Quarterly Report